SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2015
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of short-term and long-term debt

(in thousands of $)	June 30, 2015	December 31, 2014
Long-term debt:
3.75% senior unsecured convertible bonds due 2016	125,000	125,000
NOK600 million senior unsecured floating rate bonds due 2017	72,025	76,487
3.25% senior unsecured convertible bonds due 2018	350,000	350,000
NOK900 million senior unsecured floating rate bonds due 2019	109,121	119,277
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2023	805,566	1,061,695
	1,461,712	1,732,459
Less: Current portion of long-term debt	(202,896)	(182,415)
	1,258,816	1,550,044

Schedule of maturities of debt
The outstanding debt as of June 30, 2015 is repayable as follows:

(in thousands of $)
Year ending December 31

2015 (remaining six months)	40,351
2016	200,110
2017	178,335
2018	444,325
2019	270,189
Thereafter	328,402
Total debt	1,461,712